Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 2,932,363	$ 3,202,212	$ 2,423,941
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	644,668	585,835	520,685
Accounts receivable written off	7,296
Amortization of operating lease right-of-use assets	10,744	115,954	162,611
Loss on disposals of property and equipment			77,203
Reversal of inventory write-down		(3,011)
Deferred tax provision	15,602
Changes in operating assets and liabilities:
Accounts receivable	(2,879,161)	(1,842,182)	(619,950)
Notes receivable	534,838	(308,166)	675,379
Inventories	131,687	(1,461,782)	(445,420)
Prepaid expense and other current assets	165,028	(680,924)	(36,990)
Other non-current assets	82,236	107,242	(139,380)
Due from related parties	1,482	(1,485)	(52,871)
Due to related parties	20,726	(57,379)	13,295
Accounts payable	523,898	1,402,786	387,514
Accrued expenses and other payables	255,432	141,578	76,433
Income tax payable	46,185	(61,030)	(63,364)
Net cash provided by operating activities	2,493,024	1,139,648	2,979,086
Cash flows from investing activities
Purchase of property and equipment	(5,100,448)	(1,004,666)	(584,613)
Purchase of intangible assets	(4,431,596)
Prepayments for purchase of Yingxuan Assets	(3,624,454)	(2,046,682)	(1,449,212)
Security deposit received for sales of properties	1,485,906
Proceeds from sale of property and equipment			21,961
Loans made to third parties		(206,784)
Repayments of loans from third parties		206,784
Loans made to related parties		(904,328)
Repayment of loans from related parties		904,328
Net cash used in investing activities	(11,670,592)	(3,051,348)	(2,011,864)
Cash flows from financing activities
Proceeds from financing liabilities	135,217	503,782
Payments for financing liabilities	(278,320)	(93,076)	(73,032)
Payments for finance leases	(581,549)	(770,242)	(119,014)
Advances from related parties	1,640,143		5,423,445
Repayments to related parties	(1,153,063)		(4,971,887)
Payments of deferred offering costs	(133,854)	(368,409)	(214,366)
Borrowings from short term loans	6,689,550	5,943,080	3,827,396
Repayments of short term loans	(5,878,245)	(4,231,771)	(3,764,329)
Borrowings from long term loans	10,401,343
Net cash provided by financing activities	10,841,222	983,364	108,213
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(81,077)	25,689	77,830
Net change in cash, cash equivalents and restricted cash	1,582,577	(902,647)	1,153,265
Cash, cash equivalents and restricted cash, beginning of the year	531,462	1,434,109	280,844
Cash, cash equivalents and restricted cash, end of the year	2,114,039	531,462	1,434,109
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	484,389	1,434,109	280,844
Restricted cash	47,073
Cash, cash equivalents and restricted cash, beginning of the year	531,462	1,434,109	280,844
Reconciliation of cash, cash equivalents and restricted cash, end of the year
Cash, cash equivalents	2,085,033	484,389	1,434,109
Restricted cash	29,006	47,073
Cash, cash equivalents and restricted cash, end of the year	2,114,039	531,462	1,434,109
Supplemental disclosure of cash flow information:
Cash paid for interest expense	371,214	313,679	258,238
Cash paid for income taxes	72,524	324,111	302,860
Non-cash investing and financing activities
Right-of-use assets obtained in exchange for lease obligations	151,048	1,355,557
Right-of-use assets transfer to Property and equipment upon exercise of purchase option	107,998
Property and equipment acquired on credit as liabilities	189,010	52,163	36,218
Property and equipment acquired by prepayments for purchase of Yingxuan Assets	3,447,831	63,019
Purchase of inventories by a related party on behalf of the Company		21,882
Security deposits applied to lease payments		22,872	15,616
Proceeds of finance liabilities deducted by security deposits		171,047
Security deposits applied to payments of long-term payable	$ 86,788	$ 34,236